SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 22 – Subsequent Events

Resignation of Chief Financial Officer

On December 16, 2020, Gregg Carlson resigned from his position as Chief Financial Officer of CLS Holdings USA, Inc., effective immediately, for personal reasons.

Resignation of Director

On January 1, 2021, Frank Koretsky resigned as a Director of CLS Holdings USA, Inc., effective immediately, to pursue other interests.

The Company has evaluated events through the date the financial statements and has determined that there were no additional material subsequent events.

NOTE 24 – SUBSEQUENT EVENTS The Company has evaluated events through the date the financial statements and has determined that there were no material subsequent events.